Supplemental Guarantor Information Income statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 1,395.6	$ 1,393.9	$ 1,383.1	$ 997.3	$ 1,213.4	$ 1,260.1	$ 1,282.6	$ 947.0	$ 5,169.9		$ 4,703.1	$ 4,426.5
Excise taxes	(458.3)	(439.5)	(449.5)	(306.9)	(378.3)	(385.1)	(399.3)	(286.0)	(1,654.2)		(1,448.7)	(1,394.1)
Net sales	937.3	954.4	933.6	690.4	835.1	875.0	883.3	661.0	3,515.7	[1]	3,254.4	3,032.4	[1]
Cost of goods sold	(547.5)	(550.5)	(523.9)	(427.2)	(475.6)	(457.4)	(474.8)	(404.4)	(2,049.1)		(1,812.2)	(1,726.9)
Gross profit	389.8	403.9	409.7	263.2	359.5	417.6	408.5	256.6	1,466.6		1,442.2	1,305.5
Marketing, general and administrative expenses									(1,019.0)		(1,012.5)	(900.8)
Special items, net									(12.3)		(21.3)	(32.7)
Equity income in MillerCoors									457.9		456.1	382.0
Operating income (loss)									893.2		864.5	754.0
Other income (expense), net									(11.0)		43.9	49.4
Income from continuing operations before income taxes									774.2		809.0	717.5
Income tax benefit (expense)									(99.4)		(138.7)	14.7
Net income (loss) from continuing operations									674.8		670.3	732.2
Income (loss) from discontinued operations, net of tax	0.8	2.7	(1.5)	0.3	(1.5)	(0.9)	(0.6)	42.6	2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest									677.1		709.9	723.2
Add back (less): (Loss) Net income attributable to noncontrolling interests									(0.8)		(2.2)	(2.8)
Net income (loss) attributable to Molson Coors Brewing Company	173.2	197.4	222.8	82.9	109.8	256.1	237.2	104.6	676.3		707.7	720.4
Parent Guarantor and 2007 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									28.2		22.4	25.9
Excise taxes									0		0	0
Net sales									28.2		22.4	25.9
Cost of goods sold									0		0	0
Gross profit									28.2		22.4	25.9
Marketing, general and administrative expenses									(119.3)		(122.9)	(99.8)
Special items, net									(0.8)		(1.2)	(0.9)
Equity income (loss) in subsidiaries									736.5		739.4	860.1
Equity income in MillerCoors									0		0	0
Operating income (loss)									644.6		637.7	785.3
Interest income (expense), net									(28.8)		(33.3)	(66.3)
Other income (expense), net									(10.6)		55.3	6.8
Income from continuing operations before income taxes									605.2		659.7	725.8
Income tax benefit (expense)									71.1		11.7	(5.4)
Net income (loss) from continuing operations									676.3		671.4	720.4
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									676.3		671.4	720.4
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									676.3		671.4	720.4
2002 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									211.0		201.7	197.2
Excise taxes									0		0	0
Net sales									211.0		201.7	197.2
Cost of goods sold									(41.8)		(45.9)	(47.3)
Gross profit									169.2		155.8	149.9
Marketing, general and administrative expenses									(40.2)		(35.6)	(43.8)
Special items, net									0		0	0
Equity income (loss) in subsidiaries									459.2		250.4	295.3
Equity income in MillerCoors									0		456.1	382.0
Operating income (loss)									588.2		826.7	783.4
Interest income (expense), net									34.5		48.5	42.8
Other income (expense), net									15.4		(3.5)	6.8
Income from continuing operations before income taxes									638.1		871.7	833.0
Income tax benefit (expense)									(180.1)		(99.0)	(59.2)
Net income (loss) from continuing operations									458.0		772.7	773.8
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									458.0		772.7	773.8
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									458.0		772.7	773.8
Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									2,693.8		2,521.5	2,274.5
Excise taxes									(656.0)		(609.5)	(539.5)
Net sales									2,037.8		1,912.0	1,735.0
Cost of goods sold									(1,096.5)		(970.1)	(897.9)
Gross profit									941.3		941.9	837.1
Marketing, general and administrative expenses									(482.3)		(485.6)	(431.2)
Special items, net									(11.6)		(17.6)	(12.9)
Equity income (loss) in subsidiaries									(298.2)		(377.8)	(42.5)
Equity income in MillerCoors									457.9		0	0
Operating income (loss)									607.1		60.9	350.5
Interest income (expense), net									298.9		261.9	1.3
Other income (expense), net									(16.9)		1.4	(16.8)
Income from continuing operations before income taxes									889.1		324.2	335.0
Income tax benefit (expense)									(8.8)		(48.9)	(18.7)
Net income (loss) from continuing operations									880.3		275.3	316.3
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									880.3		275.3	316.3
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									880.3		275.3	316.3
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									2,471.4		2,176.8	2,141.7
Excise taxes									(998.2)		(839.2)	(854.6)
Net sales									1,473.2		1,337.6	1,287.1
Cost of goods sold									(1,114.0)		(992.5)	(968.5)
Gross profit									359.2		345.1	318.6
Marketing, general and administrative expenses									(408.5)		(392.6)	(351.7)
Special items, net									0.1		(2.5)	(18.9)
Equity income (loss) in subsidiaries									459.5		440.3	394.6
Equity income in MillerCoors									0		0	0
Operating income (loss)									410.3		390.3	342.6
Interest income (expense), net									(412.6)		(376.5)	(100.8)
Other income (expense), net									1.1		(9.3)	52.6
Income from continuing operations before income taxes									(1.2)		4.5	294.4
Income tax benefit (expense)									18.4		(2.5)	98.0
Net income (loss) from continuing operations									17.2		2.0	392.4
Income (loss) from discontinued operations, net of tax									2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest									19.5		41.6	383.4
Add back (less): (Loss) Net income attributable to noncontrolling interests									(0.8)		(2.2)	(2.8)
Net income (loss) attributable to Molson Coors Brewing Company									18.7		39.4	380.6
Consolidation, Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									(234.5)		(219.3)	(212.8)
Excise taxes									0		0	0
Net sales									(234.5)		(219.3)	(212.8)
Cost of goods sold									203.2		196.3	186.8
Gross profit									(31.3)		(23.0)	(26.0)
Marketing, general and administrative expenses									31.3		24.2	25.7
Special items, net									0		0	0
Equity income (loss) in subsidiaries									(1,357.0)		(1,052.3)	(1,507.5)
Equity income in MillerCoors									0		0	0
Operating income (loss)									(1,357.0)		(1,051.1)	(1,507.8)
Interest income (expense), net									0		0	37.1
Other income (expense), net									0		0	0
Income from continuing operations before income taxes									(1,357.0)		(1,051.1)	(1,470.7)
Income tax benefit (expense)									0		0	0
Net income (loss) from continuing operations									(1,357.0)		(1,051.1)	(1,470.7)
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									(1,357.0)		(1,051.1)	(1,470.7)
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									(1,357.0)		(1,051.1)	(1,470.7)
Consolidated Entities [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									5,169.9		4,703.1	4,426.5
Excise taxes									(1,654.2)		(1,448.7)	(1,394.1)
Net sales									3,515.7		3,254.4	3,032.4
Cost of goods sold									(2,049.1)		(1,812.2)	(1,726.9)
Gross profit									1,466.6		1,442.2	1,305.5
Marketing, general and administrative expenses									(1,019.0)		(1,012.5)	(900.8)
Special items, net									(12.3)		(21.3)	(32.7)
Equity income (loss) in subsidiaries									0		0	0
Equity income in MillerCoors									457.9		456.1	382.0
Operating income (loss)									893.2		864.5	754.0
Interest income (expense), net									(108.0)		(99.4)	(85.9)
Other income (expense), net									(11.0)		43.9	49.4
Income from continuing operations before income taxes									774.2		809.0	717.5
Income tax benefit (expense)									(99.4)		(138.7)	14.7
Net income (loss) from continuing operations									674.8		670.3	732.2
Income (loss) from discontinued operations, net of tax									2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest									677.1		709.9	723.2
Add back (less): (Loss) Net income attributable to noncontrolling interests									(0.8)		(2.2)	(2.8)
Net income (loss) attributable to Molson Coors Brewing Company									676.3		707.7	720.4
Recast [Member] | Parent Guarantor and 2007 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									28.2		22.4	25.9
Excise taxes									0		0	0
Net sales									28.2		22.4	25.9
Cost of goods sold									0		0	0
Gross profit									28.2		22.4	25.9
Marketing, general and administrative expenses									(119.3)		(122.9)	(99.8)
Special items, net									(0.8)		(1.2)	(0.9)
Equity income (loss) in subsidiaries									736.5		775.7	826.8
Equity income in MillerCoors									0		0	0
Operating income (loss)									644.6		674.0	752.0
Interest income (expense), net									(28.8)		(33.3)	(33.0)
Other income (expense), net									(10.6)		55.3	6.8
Income from continuing operations before income taxes									605.2		696.0	725.8
Income tax benefit (expense)									71.1		11.7	(5.4)
Net income (loss) from continuing operations									676.3		707.7	720.4
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									676.3		707.7	720.4
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									676.3		707.7	720.4
Recast [Member] | 2002 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									211.0		201.7	197.2
Excise taxes									0		0	0
Net sales									211.0		201.7	197.2
Cost of goods sold									(41.8)		(45.9)	(47.3)
Gross profit									169.2		155.8	149.9
Marketing, general and administrative expenses									(40.2)		(35.6)	(43.8)
Special items, net									0		0	0
Equity income (loss) in subsidiaries									459.2		250.4	305.1
Equity income in MillerCoors									0		456.1	382.0
Operating income (loss)									588.2		826.7	793.2
Interest income (expense), net									34.5		48.5	48.1
Other income (expense), net									15.4		(3.5)	6.8
Income from continuing operations before income taxes									638.1		871.7	848.1
Income tax benefit (expense)									(180.1)		(99.0)	(59.2)
Net income (loss) from continuing operations									458.0		772.7	788.9
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									458.0		772.7	788.9
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									458.0		772.7	788.9
Recast [Member] | Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									4,901.9		4,562.8	4,341.7
Excise taxes									(1,603.3)		(1,433.5)	(1,387.1)
Net sales									3,298.6		3,129.3	2,954.6
Cost of goods sold									(1,957.7)		(1,788.3)	(1,727.0)
Gross profit									1,340.9		1,341.0	1,227.6
Marketing, general and administrative expenses									(812.6)		(814.7)	(758.2)
Special items, net									(11.2)		(17.5)	(18.6)
Equity income (loss) in subsidiaries									(415.1)		(393.6)	(249.7)
Equity income in MillerCoors									457.9		0	0
Operating income (loss)									559.9		115.2	201.1
Interest income (expense), net									241.4		196.6	(52.2)
Other income (expense), net									(17.8)		10.2	(17.8)
Income from continuing operations before income taxes									783.5		322.0	131.1
Income tax benefit (expense)									(33.1)		(58.0)	(29.2)
Net income (loss) from continuing operations									750.4		264.0	101.9
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									750.4		264.0	101.9
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		(2.3)	(1.4)
Net income (loss) attributable to Molson Coors Brewing Company									750.4		261.7	100.5
Recast [Member] | Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									276.4		135.5	74.5
Excise taxes									(50.9)		(15.2)	(7.0)
Net sales									225.5		120.3	67.5
Cost of goods sold									(266.0)		(174.3)	(139.4)
Gross profit									(40.5)		(54.0)	(71.9)
Marketing, general and administrative expenses									(78.2)		(63.5)	(24.7)
Special items, net									(0.3)		(2.6)	(13.2)
Equity income (loss) in subsidiaries									446.6		456.1	388.9
Equity income in MillerCoors									0		0	0
Operating income (loss)									327.6		336.0	279.1
Interest income (expense), net									(355.1)		(311.2)	(48.8)
Other income (expense), net									2.0		(18.1)	53.6
Income from continuing operations before income taxes									(25.5)		6.7	283.9
Income tax benefit (expense)									42.7		6.6	108.5
Net income (loss) from continuing operations									17.2		13.3	392.4
Income (loss) from discontinued operations, net of tax									2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest									19.5		52.9	383.4
Add back (less): (Loss) Net income attributable to noncontrolling interests									(0.8)		0.1	(1.4)
Net income (loss) attributable to Molson Coors Brewing Company									18.7		53.0	382.0
Recast [Member] | Consolidation, Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									(247.6)		(219.3)	(212.8)
Excise taxes									0		0	0
Net sales									(247.6)		(219.3)	(212.8)
Cost of goods sold									216.4		196.3	186.8
Gross profit									(31.2)		(23.0)	(26.0)
Marketing, general and administrative expenses									31.3		24.2	25.7
Special items, net									0		0	0
Equity income (loss) in subsidiaries									(1,227.2)		(1,088.6)	(1,271.1)
Equity income in MillerCoors									0		0	0
Operating income (loss)									(1,227.1)		(1,087.4)	(1,271.4)
Interest income (expense), net									0		0	0
Other income (expense), net									0		0	0
Income from continuing operations before income taxes									(1,227.1)		(1,087.4)	(1,271.4)
Income tax benefit (expense)									0		0	0
Net income (loss) from continuing operations									(1,227.1)		(1,087.4)	(1,271.4)
Income (loss) from discontinued operations, net of tax									0		0	0
Net income (loss) including noncontrolling interest									(1,227.1)		(1,087.4)	(1,271.4)
Add back (less): (Loss) Net income attributable to noncontrolling interests									0		0	0
Net income (loss) attributable to Molson Coors Brewing Company									(1,227.1)		(1,087.4)	(1,271.4)
Recast [Member] | Consolidated Entities [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									5,169.9		4,703.1	4,426.5
Excise taxes									(1,654.2)		(1,448.7)	(1,394.1)
Net sales									3,515.7		3,254.4	3,032.4
Cost of goods sold									(2,049.1)		(1,812.2)	(1,726.9)
Gross profit									1,466.6		1,442.2	1,305.5
Marketing, general and administrative expenses									(1,019.0)		(1,012.5)	(900.8)
Special items, net									(12.3)		(21.3)	(32.7)
Equity income (loss) in subsidiaries									0		0	0
Equity income in MillerCoors									457.9		456.1	382.0
Operating income (loss)									893.2		864.5	754.0
Interest income (expense), net									(108.0)		(99.4)	(85.9)
Other income (expense), net									(11.0)		43.9	49.4
Income from continuing operations before income taxes									774.2		809.0	717.5
Income tax benefit (expense)									(99.4)		(138.7)	14.7
Net income (loss) from continuing operations									674.8		670.3	732.2
Income (loss) from discontinued operations, net of tax									2.3		39.6	(9.0)
Net income (loss) including noncontrolling interest									677.1		709.9	723.2
Add back (less): (Loss) Net income attributable to noncontrolling interests									(0.8)		(2.2)	(2.8)
Net income (loss) attributable to Molson Coors Brewing Company									$ 676.3		$ 707.7	$ 720.4

[1]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.